Supplementary Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2024
Supplementary Cash Flow Information [Abstract]
Schedule of Change in Non-Cash Operating Working Capital	Changes in non-cash operating working capital:
Changes in non-cash operating working capital:	Years ended June 30,
	2024	2023
Receivables	$94,806	$(215,425)
Deposits and prepayments	99,836	(306,662)
Accounts payable and accrued liabilities	(594,351)	(256,447)
Due to a related party	(4,008)	(307,610)
	$(403,717)	$(1,086,144)

Schedule of Non-Cash Capital Transactions	Non-cash capital transactions:
Non-cash capital transactions:	Years ended June 30,
	2024	2023
Reduction of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$(499,579)	$(929,408)
Addition of capital expenditures of mineral property interest from deposits and prepayments	$182,718	$143,495

Schedule of Cash and cash equivalents	Cash and cash equivalents:
Cash and cash equivalents:	June 30, 2024	June 30, 2023
Cash on hand and at bank	$10,689,181	$6,296,312
Cash equivalents	11,261,030	-
	$21,950,211	$6,296,312